Derivative Instrument and Hedging Activities - Interest Rate Swap Agreement (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
U.S. Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 412,880,000
Fair Value / Carrying Amount of Asset / (Liability)	(110,590,000)
Weighted-Average Remaining Term (Years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.90%
U.S. Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	3,170,273,000
Fair Value / Carrying Amount of Asset / (Liability)	(515,124,000)
Weighted-Average Remaining Term (Years)	7 years 10 months 24 days
Fixed Interest Rate (%)	4.10%
U.S. Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	98,500,000
Fair Value / Carrying Amount of Asset / (Liability)	(782,000)
Weighted-Average Remaining Term (Years)	10 months 24 days
Fixed Interest Rate (%)	1.10%
U.S. Dollar-denominated Interest Rate Swaps Four [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,260,000
Fair Value / Carrying Amount of Asset / (Liability)	165,688,000
Weighted-Average Remaining Term (Years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	341,382,000
Fair Value / Carrying Amount of Asset / (Liability)	(41,329,000)
Weighted-Average Remaining Term (Years)	11 years 6 months
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Principal Amount	4,492,295,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (502,137,000)